Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
July 31, 2025
LC2-NPRT1-0925
1.9871047.109
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	94,284	6,471,654
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	68,741	688,785
Liberty Global Ltd Class C (b)	57,617	589,422

TOTAL BELGIUM		1,278,207
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	19,680	4,796,803
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	152,246	2,457,250
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States) (c)	48,322	3,279,131
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	103,175	6,362,802
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	71,719	7,764,300
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	55,596	2,036,481
TOTAL CANADA		19,442,714
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	61,490	2,308,335
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	15,400	771,386
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	42,362	1,700,834
IRELAND - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Accenture PLC Class A	257,907	68,886,960
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	50,771	1,594,717
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	1,099	204,211
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	33,664	3,169,802
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	25,364	2,906,207
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (b)	12,466	3,767,972
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	171,118	6,223,562
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	182,346	8,433,503
TOTAL UNITED KINGDOM		18,425,037
UNITED STATES - 98.5%
Communication Services - 7.6%
Diversified Telecommunication Services - 1.4%
AST SpaceMobile Inc Class A (b)(c)	5,420	288,181
AT&T Inc	2,890,080	79,217,093
Frontier Communications Parent Inc (b)	96,603	3,549,194
GCI LLC Class A	1,096	36,212
GCI LLC Class C	7,193	239,167
Iridium Communications Inc (c)	35,995	880,438
Verizon Communications Inc	1,740,066	74,405,222
		158,615,507
Entertainment - 1.3%
Electronic Arts Inc	107,455	16,385,813
Liberty Media Corp-Liberty Formula One Class A (b)	6,736	607,048
Liberty Media Corp-Liberty Formula One Class C (b)	59,344	5,955,171
Liberty Media Corp-Liberty Live Class A (b)	8,112	663,561
Liberty Media Corp-Liberty Live Class C (b)	18,803	1,583,777
Madison Square Garden Sports Corp Class A (b)	6,639	1,341,741
Roku Inc Class A (b)	46,204	4,350,569
Take-Two Interactive Software Inc (b)	48,738	10,855,415
TKO Group Holdings Inc Class A	16,255	2,731,003
Walt Disney Co/The	746,108	88,868,924
Warner Bros Discovery Inc (b)	918,988	12,103,072
		145,446,094
Interactive Media & Services - 3.7%
Alphabet Inc Class A	850,040	163,122,676
Alphabet Inc Class C	692,154	133,488,820
IAC Inc Class A (b)	27,703	1,088,728
Match Group Inc	100,701	3,451,023
Meta Platforms Inc Class A	160,434	124,086,073
Pinterest Inc Class A (b)	122,501	4,728,539
Trump Media & Technology Group Corp (b)	19,454	342,196
ZoomInfo Technologies Inc (b)	121,568	1,316,581
		431,624,636
Media - 0.8%
Charter Communications Inc Class A (b)	37,360	10,063,290
Comcast Corp Class A	1,525,911	50,706,023
DoubleVerify Holdings Inc (b)	28,776	440,847
Fox Corp Class A	88,726	4,947,362
Fox Corp Class B	54,688	2,796,744
Interpublic Group of Cos Inc/The	151,941	3,737,749
Liberty Broadband Corp Class A (b)	5,483	335,175
Liberty Broadband Corp Class C (b)	36,255	2,223,157
New York Times Co/The Class A	66,110	3,430,448
News Corp Class A	155,662	4,564,010
News Corp Class B	46,386	1,550,220
Nexstar Media Group Inc	10,925	2,044,177
Omnicom Group Inc	79,632	5,737,486
Paramount Global Class A (c)	3,934	75,100
Paramount Global Class B (c)	245,014	3,079,826
Sirius XM Holdings Inc	78,279	1,653,252
		97,384,866
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	187,099	44,606,273
TOTAL COMMUNICATION SERVICES		877,677,376

Consumer Discretionary - 7.7%
Automobile Components - 0.1%
BorgWarner Inc	89,752	3,302,874
Gentex Corp	93,235	2,463,269
Lear Corp	21,983	2,072,777
QuantumScape Corp Class A (b)(c)	169,991	1,461,922
		9,300,842
Automobiles - 0.4%
Ford Motor Co	1,608,408	17,805,077
General Motors Co	398,119	21,235,667
Harley-Davidson Inc	45,943	1,117,793
Lucid Group Inc Class A (b)(c)	511,189	1,257,525
Rivian Automotive Inc Class A (b)(c)	319,308	4,109,494
Thor Industries Inc (c)	20,950	1,906,241
		47,431,797
Broadline Retail - 2.4%
Amazon.com Inc (b)	1,086,542	254,370,348
Dillard's Inc Class A (c)	1,217	568,253
eBay Inc	189,754	17,409,930
Etsy Inc (b)	18,156	1,057,950
Macy's Inc	114,209	1,442,460
Ollie's Bargain Outlet Holdings Inc (b)	25,218	3,445,535
		278,294,476
Distributors - 0.1%
Genuine Parts Co	57,138	7,363,945
LKQ Corp	106,897	3,150,255
Pool Corp	12,039	3,709,697
		14,223,897
Diversified Consumer Services - 0.1%
ADT Inc	168,006	1,402,850
Bright Horizons Family Solutions Inc (b)	20,393	2,306,448
Grand Canyon Education Inc (b)	8,236	1,388,837
H&R Block Inc	45,418	2,468,014
Service Corp International/US	57,392	4,379,584
		11,945,733
Hotels, Restaurants & Leisure - 1.5%
Aramark	108,724	4,627,293
Booking Holdings Inc	814	4,480,305
Boyd Gaming Corp	23,916	2,030,468
Caesars Entertainment Inc (b)	85,051	2,269,161
Carnival Corp (b)	307,939	9,167,344
Choice Hotels International Inc (c)	7,757	990,646
Churchill Downs Inc	4,226	452,351
Darden Restaurants Inc	2,420	488,041
Domino's Pizza Inc	9,121	4,224,938
Hyatt Hotels Corp Class A (c)	16,577	2,336,860
Marriott International Inc/MD Class A1	21,820	5,756,771
McDonald's Corp	277,863	83,378,351
MGM Resorts International (b)	84,400	3,076,380
Norwegian Cruise Line Holdings Ltd (b)	17,660	451,390
Penn Entertainment Inc (b)(c)	61,460	1,109,968
Starbucks Corp	406,617	36,253,972
Travel + Leisure Co	17,355	1,028,284
Vail Resorts Inc (c)	2,713	407,655
Wendy's Co/The (c)	38,197	376,240
Wyndham Hotels & Resorts Inc	3,254	279,844
Wynn Resorts Ltd	34,406	3,751,286
Yum! Brands Inc	76,248	10,991,149
		177,928,697
Household Durables - 0.7%
DR Horton Inc	113,035	16,145,920
Garmin Ltd	67,144	14,688,421
Lennar Corp Class A	93,601	10,500,160
Lennar Corp Class B (c)	4,440	475,879
Mohawk Industries Inc (b)	21,138	2,420,512
Newell Brands Inc	171,368	961,374
NVR Inc (b)	1,155	8,719,661
PulteGroup Inc	82,281	9,291,171
SharkNinja Inc (b)	24,040	2,791,044
Toll Brothers Inc	40,752	4,823,407
TopBuild Corp (b)(c)	11,167	4,136,592
Whirlpool Corp (c)	22,113	1,836,264
		76,790,405
Leisure Products - 0.1%
Brunswick Corp/DE	26,944	1,570,566
Hasbro Inc	54,454	4,092,763
Mattel Inc (b)	132,309	2,250,576
YETI Holdings Inc (b)	34,021	1,249,931
		9,163,836
Specialty Retail - 1.8%
AutoNation Inc (b)	11,322	2,181,070
AutoZone Inc (b)	5,803	21,867,909
Bath & Body Works Inc	87,710	2,540,082
Best Buy Co Inc	79,625	5,180,403
CarMax Inc (b)	62,805	3,555,391
Dick's Sporting Goods Inc	22,298	4,716,250
Five Below Inc (b)	22,180	3,028,014
Floor & Decor Holdings Inc Class A (b)	29,907	2,292,072
GameStop Corp Class A (b)(c)	168,811	3,789,807
Gap Inc/The	94,675	1,842,376
Home Depot Inc/The	97,591	35,865,668
Lithia Motors Inc Class A	9,356	2,694,528
Lowe's Cos Inc	230,911	51,624,772
O'Reilly Automotive Inc (b)	28,427	2,794,943
Penske Automotive Group Inc	7,617	1,275,162
Restoration Hardware Inc (b)	5,230	1,075,392
Ross Stores Inc	106,204	14,501,094
TJX Cos Inc/The	230,417	28,693,829
Ulta Beauty Inc (b)	13,952	7,185,420
Valvoline Inc (b)(c)	5,990	211,147
Wayfair Inc Class A (b)	31,662	2,078,294
Williams-Sonoma Inc	41,502	7,762,949
		206,756,572
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co	10,689	604,676
Crocs Inc (b)	22,405	2,234,451
Lululemon Athletica Inc (b)	18,372	3,684,137
NIKE Inc Class B	476,693	35,604,200
PVH Corp	21,489	1,577,722
Ralph Lauren Corp Class A	14,934	4,461,533
Skechers USA Inc Class A (b)	53,817	3,403,925
Tapestry Inc	7,035	759,991
Under Armour Inc Class A (b)	77,932	517,469
Under Armour Inc Class C (b)	76,607	482,624
VF Corp	144,815	1,697,232
		55,027,960
TOTAL CONSUMER DISCRETIONARY		886,864,215

Consumer Staples - 7.9%
Beverages - 1.4%
Boston Beer Co Inc/The Class A (b)	3,355	694,753
Brown-Forman Corp Class A	18,062	517,296
Brown-Forman Corp Class B	60,773	1,753,301
Coca-Cola Co/The	819,328	55,624,178
Coca-Cola Consolidated Inc	18,389	2,054,971
Constellation Brands Inc Class A	53,832	8,992,097
Keurig Dr Pepper Inc	533,556	17,420,603
Molson Coors Beverage Co Class B	69,101	3,366,601
PepsiCo Inc	487,254	67,202,072
Primo Brands Corp Class A	105,776	2,920,475
		160,546,347
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	170,611	3,279,143
BJ's Wholesale Club Holdings Inc (b)	45,878	4,858,480
Casey's General Stores Inc	12,961	6,741,405
Dollar General Corp	90,496	9,493,030
Dollar Tree Inc (b)	83,687	9,502,659
Kroger Co/The	249,837	17,513,574
Maplebear Inc (b)	70,985	3,405,150
Performance Food Group Co (b)	55,093	5,531,337
Sysco Corp	92,847	7,390,621
Target Corp	187,260	18,819,630
US Foods Holding Corp (b)	94,600	7,883,018
Walgreens Boots Alliance Inc	294,343	3,426,153
Walmart Inc	1,613,381	158,079,071
		255,923,271
Food Products - 1.1%
Archer-Daniels-Midland Co	196,917	10,668,963
Bunge Global SA	54,710	4,363,670
Conagra Brands Inc	196,040	3,579,690
Darling Ingredients Inc (b)	57,252	1,853,820
Flowers Foods Inc	76,823	1,217,645
Freshpet Inc (b)	14,202	970,281
General Mills Inc	225,589	11,049,349
Hershey Co/The	52,767	9,821,522
Hormel Foods Corp	119,139	3,346,615
Ingredion Inc	26,306	3,460,291
JM Smucker Co	42,689	4,582,237
Kellanova	114,461	9,137,422
Kraft Heinz Co/The	351,736	9,658,671
Lamb Weston Holdings Inc	56,123	3,202,940
McCormick & Co Inc/MD	104,307	7,367,203
Mondelez International Inc	533,771	34,529,646
Pilgrim's Pride Corp	17,073	809,089
Post Holdings Inc (b)	20,789	2,199,684
Seaboard Corp	106	335,721
Smithfield Foods Inc	10,574	255,044
The Campbell's Company	79,891	2,550,121
Tyson Foods Inc Class A	115,261	6,028,150
		130,987,774
Household Products - 1.6%
Church & Dwight Co Inc	101,468	9,514,654
Clorox Co/The	50,769	6,374,556
Colgate-Palmolive Co	174,247	14,610,611
Kimberly-Clark Corp	87,600	10,916,712
Procter & Gamble Co/The	967,723	145,613,280
Reynolds Consumer Products Inc	22,522	506,520
		187,536,333
Personal Care Products - 0.3%
BellRing Brands Inc (b)	52,291	2,854,043
Coty Inc Class A (b)	141,762	687,546
elf Beauty Inc (b)	22,564	2,734,531
Estee Lauder Cos Inc/The Class A	96,290	8,987,709
Kenvue Inc	782,901	16,785,397
		32,049,226
Tobacco - 1.3%
Altria Group Inc	694,987	43,047,494
Philip Morris International Inc	641,893	105,302,547
		148,350,041
TOTAL CONSUMER STAPLES		915,392,992

Energy - 6.0%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	408,581	18,406,574
Halliburton Co	353,171	7,911,030
NOV Inc	154,089	1,938,440
Schlumberger NV	569,101	19,235,614
Weatherford International PLC	29,285	1,656,067
		49,147,725
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Corp	137,833	2,529,236
Antero Resources Corp (b)	119,355	4,169,070
APA Corp	146,107	2,818,404
Cheniere Energy Inc	49,973	11,787,631
Chevron Corp	791,334	119,997,888
Chord Energy Corp	24,337	2,685,101
Civitas Resources Inc	38,016	1,154,165
ConocoPhillips	521,535	49,723,147
Coterra Energy Inc	310,779	7,579,900
Devon Energy Corp	256,188	8,510,565
Diamondback Energy Inc	78,557	11,678,284
DT Midstream Inc	41,796	4,293,703
EOG Resources Inc	227,526	27,307,671
EQT Corp	245,613	13,201,699
Expand Energy Corp	90,528	9,485,524
Exxon Mobil Corp	1,785,301	199,311,004
HF Sinclair Corp	59,274	2,604,500
Kinder Morgan Inc	801,166	22,480,718
Marathon Petroleum Corp	128,387	21,850,184
Matador Resources Co	48,127	2,400,574
Occidental Petroleum Corp	277,461	12,191,636
ONEOK Inc	257,450	21,139,220
Ovintiv Inc	106,948	4,404,119
Permian Resources Corp Class A (c)	262,514	3,717,198
Phillips 66	155,940	19,271,065
Range Resources Corp	97,253	3,571,130
Valero Energy Corp	128,599	17,657,929
Viper Energy Inc Class A	54,112	2,037,857
Williams Cos Inc/The	475,156	28,485,602
		638,044,724
TOTAL ENERGY		687,192,449

Financials - 22.5%
Banks - 7.3%
Bank of America Corp	2,601,139	122,955,842
Bank OZK (c)	43,984	2,168,411
BOK Financial Corp	9,196	933,670
Citigroup Inc	626,965	58,746,621
Citizens Financial Group Inc	179,199	8,551,376
Columbia Banking System Inc	86,149	2,050,346
Comerica Inc	53,769	3,633,171
Commerce Bancshares Inc/MO	50,770	3,107,124
Cullen/Frost Bankers Inc	24,489	3,120,143
East West Bancorp Inc	56,307	5,644,777
Fifth Third Bancorp	274,340	11,404,314
First Citizens BancShares Inc/NC Class A	4,062	8,102,715
First Hawaiian Inc	51,541	1,249,869
First Horizon Corp	207,108	4,517,025
FNB Corp/PA	146,294	2,241,224
Huntington Bancshares Inc/OH	595,852	9,789,848
JPMorgan Chase & Co	1,144,226	338,965,511
KeyCorp	389,553	6,980,790
M&T Bank Corp	66,981	12,639,315
Pinnacle Financial Partners Inc	29,276	2,573,068
PNC Financial Services Group Inc/The	162,793	30,974,624
Prosperity Bancshares Inc	37,678	2,510,108
Regions Financial Corp	370,107	9,374,810
SouthState Corp	41,315	3,890,634
Synovus Financial Corp	57,122	2,698,443
TFS Financial Corp	21,574	282,835
Truist Financial Corp	539,761	23,592,953
US Bancorp	643,474	28,930,591
Webster Financial Corp	68,925	3,973,526
Wells Fargo & Co	1,342,613	108,254,886
Western Alliance Bancorp	35,142	2,725,614
Wintrust Financial Corp	27,188	3,479,520
Zions Bancorp NA	59,736	3,203,044
		833,266,748
Capital Markets - 6.1%
Affiliated Managers Group Inc	11,514	2,416,443
Ameriprise Financial Inc	3,621	1,876,366
Bank of New York Mellon Corp/The	273,498	27,746,372
Blackrock Inc	62,855	69,518,259
Carlyle Group Inc/The	107,738	6,535,387
Cboe Global Markets Inc	43,161	10,403,527
Charles Schwab Corp/The	641,690	62,712,364
CME Group Inc Class A	148,165	41,231,356
Coinbase Global Inc Class A (b)	76,690	28,970,414
Evercore Inc Class A	15,185	4,572,811
FactSet Research Systems Inc	14,623	5,891,607
Franklin Resources Inc	126,606	3,038,544
Goldman Sachs Group Inc/The	118,698	85,888,686
Hamilton Lane Inc Class A	5,723	871,613
Houlihan Lokey Inc Class A	13,789	2,629,011
Interactive Brokers Group Inc Class A	165,177	10,829,004
Intercontinental Exchange Inc	235,037	43,441,889
Invesco Ltd	149,915	3,149,714
Janus Henderson Group PLC	51,740	2,240,342
Jefferies Financial Group Inc	47,674	2,748,883
KKR & Co Inc Class A	209,749	30,745,008
Lazard Inc	36,558	1,900,285
MarketAxess Holdings Inc	15,017	3,085,994
Morgan Stanley	474,496	67,596,700
Morningstar Inc	3,103	857,855
MSCI Inc	15,739	8,835,245
Nasdaq Inc	169,902	16,347,970
Northern Trust Corp	79,661	10,355,930
Raymond James Financial Inc	75,323	12,588,733
Robinhood Markets Inc Class A (b)	264,093	27,214,784
S&P Global Inc	126,506	69,717,457
SEI Investments Co	42,848	3,775,766
State Street Corp	118,658	13,260,032
Stifel Financial Corp	41,153	4,696,380
T Rowe Price Group Inc	90,117	9,142,370
TPG Inc Class A	3,306	188,672
Tradeweb Markets Inc Class A	44,001	6,096,339
Virtu Financial Inc Class A	33,200	1,465,448
		704,583,560
Consumer Finance - 1.1%
Ally Financial Inc	100,280	3,795,598
American Express Co	152,090	45,522,058
Capital One Financial Corp	258,974	55,679,410
Credit Acceptance Corp (b)(c)	2,531	1,240,898
OneMain Holdings Inc	49,062	2,835,293
SLM Corp	74,317	2,363,281
SoFi Technologies Inc Class A (b)	378,007	8,535,398
Synchrony Financial	156,733	10,919,588
		130,891,524
Financial Services - 4.2%
Affirm Holdings Inc Class A (b)	44,803	3,071,694
Apollo Global Management Inc	51,564	7,493,280
Berkshire Hathaway Inc Class B (b)	759,894	358,578,781
Block Inc Class A (b)	141,326	10,918,847
Corebridge Financial Inc	98,935	3,518,129
Euronet Worldwide Inc (b)	16,692	1,622,129
Fidelity National Information Services Inc	216,942	17,227,364
Fiserv Inc (b)	164,519	22,858,270
Global Payments Inc	100,588	8,042,011
Jack Henry & Associates Inc	29,910	5,079,167
MGIC Investment Corp	96,120	2,489,508
Mr Cooper Group Inc (b)	25,853	4,025,829
PayPal Holdings Inc (b)	401,195	27,586,168
Rocket Cos Inc Class A (c)	95,093	1,404,524
UWM Holdings Corp Class A	57,590	231,511
Voya Financial Inc	39,611	2,772,770
Western Union Co/The	136,025	1,095,000
WEX Inc (b)	12,835	2,177,843
		480,192,825
Insurance - 3.7%
AFLAC Inc	200,686	19,940,161
Allstate Corp/The	108,717	22,096,730
American Financial Group Inc/OH	27,236	3,401,776
American International Group Inc	240,442	18,665,512
Aon PLC	6,602	2,348,397
Arch Capital Group Ltd	150,319	12,936,453
Arthur J Gallagher & Co	98,119	28,184,683
Assurant Inc	20,876	3,910,075
Assured Guaranty Ltd	19,207	1,624,528
Axis Capital Holdings Ltd	31,246	2,932,125
Brighthouse Financial Inc (b)	23,508	1,124,857
Brown & Brown Inc	101,524	9,276,248
Chubb Ltd	153,328	40,791,381
Cincinnati Financial Corp	63,460	9,360,985
CNA Financial Corp	8,708	386,025
Everest Group Ltd	14,867	4,992,339
Fidelity National Financial Inc/US	107,094	6,043,314
First American Financial Corp	40,526	2,433,586
Globe Life Inc	34,156	4,797,893
Hanover Insurance Group Inc/The	14,758	2,532,916
Hartford Insurance Group Inc/The	116,938	14,545,918
Kemper Corp	25,152	1,549,112
Lincoln National Corp	70,171	2,674,217
Loews Corp	70,386	6,372,748
Markel Group Inc (b)	4,086	8,205,873
Marsh & McLennan Cos Inc	179,227	35,702,018
MetLife Inc	231,785	17,604,071
Old Republic International Corp	94,124	3,404,465
Primerica Inc	13,581	3,607,521
Principal Financial Group Inc	91,485	7,120,278
Progressive Corp/The	229,319	55,504,371
Prudential Financial Inc	146,103	15,133,349
Reinsurance Group of America Inc	27,170	5,228,867
RLI Corp (c)	31,922	2,106,533
The Travelers Companies, Inc.	93,142	24,239,274
Unum Group	71,292	5,119,479
W R Berkley Corp	125,103	8,608,337
White Mountains Insurance Group Ltd	1,027	1,836,071
Willis Towers Watson PLC	40,832	12,895,154
		429,237,640
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	390,331	3,680,821
Annaly Capital Management Inc	246,323	5,007,748
Rithm Capital Corp	217,980	2,622,299
Starwood Property Trust Inc	140,918	2,742,264
		14,053,132
TOTAL FINANCIALS		2,592,225,429

Health Care - 11.2%
Biotechnology - 1.0%
Amgen Inc	58,138	17,156,524
Biogen Inc (b)	60,179	7,702,912
BioMarin Pharmaceutical Inc (b)	78,317	4,530,638
Exact Sciences Corp (b)	72,505	3,404,110
Exelixis Inc (b)	21,191	767,538
Gilead Sciences Inc	374,964	42,104,708
Incyte Corp (b)	48,318	3,618,535
Insmed Inc (b)	4,629	496,599
Ionis Pharmaceuticals Inc (b)	4,564	196,160
Moderna Inc (b)	146,125	4,319,455
Neurocrine Biosciences Inc (b)	5,772	740,144
Regeneron Pharmaceuticals Inc	42,968	23,437,325
Revolution Medicines Inc (b)	71,414	2,661,600
Roivant Sciences Ltd (b)(c)	156,272	1,775,250
Sarepta Therapeutics Inc (b)(c)	6,297	103,396
United Therapeutics Corp (b)	18,301	5,027,285
Viking Therapeutics Inc (b)(c)	41,294	1,344,946
		119,387,125
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	713,402	90,024,199
Align Technology Inc (b)	28,237	3,642,855
Baxter International Inc	211,025	4,591,904
Becton Dickinson & Co	117,845	21,005,871
Boston Scientific Corp (b)	503,307	52,806,970
Cooper Cos Inc/The (b)	82,059	5,800,751
DENTSPLY SIRONA Inc	82,108	1,174,965
Edwards Lifesciences Corp (b)	237,118	18,805,829
Envista Holdings Corp (b)	69,186	1,306,924
GE HealthCare Technologies Inc	188,570	13,448,812
Globus Medical Inc Class A (b)	46,211	2,432,085
Hologic Inc (b)	91,895	6,140,424
Medtronic PLC	528,340	47,677,402
ResMed Inc	45,926	12,489,116
Solventum Corp (b)	57,187	4,080,864
STERIS PLC	40,448	9,161,068
Stryker Corp	105,340	41,370,178
Teleflex Inc	18,410	2,199,995
Zimmer Biomet Holdings Inc	81,583	7,477,082
		345,637,294
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	37,476	815,852
Amedisys Inc (b)	13,278	1,309,211
Cardinal Health Inc	49,494	7,682,459
Centene Corp (b)	204,560	5,332,879
Chemed Corp	5,389	2,221,885
Cigna Group/The	101,478	27,133,188
CVS Health Corp	516,004	32,043,848
Elevance Health Inc	93,167	26,373,714
Encompass Health Corp	41,033	4,518,144
HCA Healthcare Inc	56,804	20,108,048
Henry Schein Inc (b)	45,128	3,052,909
Humana Inc	49,730	12,426,035
Labcorp Holdings Inc	34,426	8,953,514
McKesson Corp	3,981	2,760,983
Molina Healthcare Inc (b)	9,983	1,576,016
Quest Diagnostics Inc	45,923	7,687,969
Tenet Healthcare Corp (b)	37,727	6,084,611
UnitedHealth Group Inc	374,909	93,562,290
Universal Health Services Inc Class B	22,682	3,775,419
		267,418,974
Health Care Technology - 0.0%
Certara Inc (b)(c)	49,982	491,823
Veeva Systems Inc Class A (b)	12,400	3,524,080
		4,015,903
Life Sciences Tools & Services - 1.8%
Agilent Technologies Inc	117,394	13,478,005
Avantor Inc (b)	272,161	3,657,844
Bio-Rad Laboratories Inc Class A (b)	7,996	1,934,632
Bio-Techne Corp	64,604	3,535,777
Bruker Corp	42,502	1,633,352
Charles River Laboratories International Inc (b)	20,096	3,409,085
Danaher Corp	262,848	51,823,112
Illumina Inc (b)	65,171	6,693,713
IQVIA Holdings Inc (b)	72,180	13,415,375
Mettler-Toledo International Inc (b)	8,570	10,572,638
QIAGEN NV (c)	87,798	4,331,953
Repligen Corp (b)	19,015	2,226,086
Revvity Inc	49,492	4,350,347
Sotera Health Co (b)	57,234	657,619
Thermo Fisher Scientific Inc	155,586	72,764,460
Waters Corp (b)	11,705	3,379,936
West Pharmaceutical Services Inc	29,490	7,055,777
		204,919,711
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	678,088	29,367,991
Elanco Animal Health Inc (b)	202,733	2,773,387
Jazz Pharmaceuticals PLC (b)	24,439	2,801,443
Johnson & Johnson	991,455	163,332,298
Merck & Co Inc	1,038,079	81,094,731
Organon & Co	107,131	1,039,171
Perrigo Co PLC	56,105	1,496,320
Pfizer Inc	2,340,545	54,511,293
Royalty Pharma PLC Class A	160,676	5,912,877
Viatris Inc	488,558	4,269,997
Zoetis Inc Class A	37,189	5,421,784
		352,021,292
TOTAL HEALTH CARE		1,293,400,299

Industrials - 13.3%
Aerospace & Defense - 2.8%
ATI Inc (b)	57,620	4,433,283
Boeing Co (b)	256,316	56,861,141
BWX Technologies Inc	30,972	4,705,576
Curtiss-Wright Corp	15,485	7,591,057
General Dynamics Corp	104,112	32,442,340
Hexcel Corp	32,909	1,971,578
Huntington Ingalls Industries Inc	16,066	4,480,165
L3Harris Technologies Inc	76,942	21,145,200
Leonardo DRS Inc	18,905	786,448
Loar Holdings Inc (b)	1,655	122,321
Lockheed Martin Corp	62,093	26,139,911
Northrop Grumman Corp	55,869	32,214,624
RTX Corp	551,211	86,854,318
Spirit AeroSystems Holdings Inc Class A (b)	42,946	1,692,072
StandardAero Inc	53,223	1,519,517
Textron Inc	74,136	5,765,557
TransDigm Group Inc	18,793	30,227,789
Woodward Inc	24,423	6,278,665
		325,231,562
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	48,391	5,580,450
Expeditors International of Washington Inc	56,472	6,564,305
FedEx Corp	89,685	20,043,701
GXO Logistics Inc (b)	47,317	2,352,128
United Parcel Service Inc Class B	302,390	26,053,923
		60,594,507
Building Products - 0.9%
A O Smith Corp	47,614	3,370,595
Advanced Drainage Systems Inc (c)	29,102	3,339,455
Allegion plc	35,449	5,881,698
Armstrong World Industries Inc	12,524	2,356,641
Builders FirstSource Inc (b)	45,988	5,846,454
Carlisle Cos Inc	15,589	5,529,574
Carrier Global Corp	331,825	22,769,832
Fortune Brands Innovations Inc	49,836	2,718,055
Hayward Holdings Inc (b)	81,806	1,258,176
Johnson Controls International plc	271,990	28,558,950
Masco Corp	86,920	5,921,860
Owens Corning	34,967	4,875,449
Simpson Manufacturing Co Inc	15,841	2,842,351
Trex Co Inc (b)	43,958	2,823,862
		98,092,952
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	20,867	4,920,647
Copart Inc (b)	25,006	1,133,522
MSA Safety Inc	15,237	2,710,205
Republic Services Inc	83,458	19,249,588
Tetra Tech Inc	89,578	3,291,096
Veralto Corp	59,246	6,210,758
		37,515,816
Construction & Engineering - 0.3%
AECOM	54,515	6,146,022
API Group Corp (b)	151,785	5,474,885
EMCOR Group Inc	11,927	7,484,074
Everus Construction Group Inc	20,967	1,557,009
MasTec Inc (b)	20,230	3,827,718
Quanta Services Inc	13,670	5,551,797
Valmont Industries Inc	8,173	2,974,563
WillScot Holdings Corp	54,561	1,601,365
		34,617,433
Electrical Equipment - 1.4%
Acuity Inc	12,717	3,959,438
AMETEK Inc	94,914	17,544,853
Eaton Corp PLC	161,459	62,116,507
Emerson Electric Co	232,207	33,788,441
Generac Holdings Inc (b)	24,055	4,683,268
Hubbell Inc	22,040	9,642,059
nVent Electric PLC	67,103	5,262,217
Regal Rexnord Corp	27,205	4,159,100
Rockwell Automation Inc	42,872	15,078,511
Sensata Technologies Holding PLC	59,703	1,836,464
		158,070,858
Ground Transportation - 1.2%
Avis Budget Group Inc (b)(c)	4,567	777,486
CSX Corp	773,356	27,485,072
JB Hunt Transport Services Inc	32,874	4,735,500
Knight-Swift Transportation Holdings Inc	64,850	2,756,125
Landstar System Inc	14,298	1,906,924
Lyft Inc Class A (b)	137,812	1,937,637
Norfolk Southern Corp	93,039	25,864,842
Old Dominion Freight Line Inc	72,453	10,813,610
Ryder System Inc	16,569	2,944,477
Saia Inc (b)	10,977	3,317,688
Schneider National Inc Class B (c)	21,338	521,714
U-Haul Holding Co (b)	1,948	112,711
U-Haul Holding Co Class N	25,798	1,341,496
Union Pacific Corp	226,942	50,374,317
XPO Inc (b)	37,500	4,510,875
		139,400,474
Industrial Conglomerates - 0.8%
3M Co	186,275	27,795,955
Honeywell International Inc	265,217	58,971,000
		86,766,955
Machinery - 3.4%
AGCO Corp	25,555	3,014,723
Allison Transmission Holdings Inc	29,118	2,622,658
Caterpillar Inc	167,287	73,275,052
CNH Industrial NV Class A	361,586	4,686,155
Crane Co	20,267	3,967,671
Cummins Inc	56,699	20,843,686
Deere & Co	100,662	52,784,133
Donaldson Co Inc	49,055	3,530,488
Dover Corp	55,863	10,119,024
Esab Corp	23,447	3,145,884
Flowserve Corp	53,671	3,007,723
Fortive Corp	139,862	6,703,586
Gates Industrial Corp PLC (b)	104,474	2,590,955
Graco Inc	68,388	5,743,224
IDEX Corp	31,138	5,091,374
Illinois Tool Works Inc	81,201	20,785,020
Ingersoll Rand Inc	166,270	14,071,430
ITT Inc	33,204	5,643,352
Lincoln Electric Holdings Inc	22,337	5,439,060
Middleby Corp/The (b)	20,769	3,015,659
Mueller Industries Inc	44,671	3,813,563
Nordson Corp	22,202	4,755,890
Oshkosh Corp	26,344	3,333,306
Otis Worldwide Corp	162,808	13,951,018
PACCAR Inc	212,326	20,969,316
Parker-Hannifin Corp	53,027	38,810,461
Pentair PLC	67,386	6,886,849
RBC Bearings Inc (b)	10,178	3,942,347
Snap-on Inc	21,112	6,780,963
Stanley Black & Decker Inc	63,672	4,307,411
Timken Co/The	25,791	1,962,436
Toro Co/The	41,075	3,049,819
Westinghouse Air Brake Technologies Corp	69,857	13,416,037
Xylem Inc/NY	100,251	14,498,300
		390,558,573
Marine Transportation - 0.0%
Kirby Corp (b)	23,329	2,223,486
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	41,757	2,211,451
American Airlines Group Inc (b)(c)	251,713	2,892,182
Delta Air Lines Inc	268,677	14,296,304
Southwest Airlines Co	188,436	5,828,325
United Airlines Holdings Inc (b)	134,087	11,841,223
		37,069,485
Professional Services - 0.8%
Amentum Holdings Inc	65,672	1,639,830
Automatic Data Processing Inc	12,232	3,785,804
Broadridge Financial Solutions Inc	4,382	1,084,589
CACI International Inc (b)	8,945	4,119,799
Clarivate PLC (b)(c)	145,568	560,436
Concentrix Corp	18,692	971,423
Dayforce Inc (b)	57,104	3,293,188
Dun & Bradstreet Holdings Inc	126,740	1,153,334
Equifax Inc	42,153	10,126,415
FTI Consulting Inc (b)	13,781	2,292,469
Genpact Ltd	66,301	2,920,559
Jacobs Solutions Inc	50,008	7,094,635
KBR Inc	48,961	2,288,437
Leidos Holdings Inc	52,533	8,386,893
ManpowerGroup Inc	18,986	783,173
Parsons Corp (b)	21,736	1,612,811
Paychex Inc	91,333	13,182,092
Paycom Software Inc	9,592	2,220,932
Paylocity Holding Corp (b)	1,537	284,160
Robert Half Inc	40,681	1,501,536
Science Applications International Corp	19,372	2,159,591
SS&C Technologies Holdings Inc	87,123	7,447,274
TransUnion	80,302	7,643,947
Verisk Analytics Inc	23,053	6,425,102
		92,978,429
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	42,916	2,377,546
Applied Industrial Technologies Inc	15,695	4,261,193
Core & Main Inc Class A (b)	32,843	2,090,129
Fastenal Co	84,512	3,898,539
Ferguson Enterprises Inc	75,097	16,771,413
MSC Industrial Direct Co Inc Class A	18,084	1,566,436
QXO Inc (b)(c)	245,189	4,918,491
SiteOne Landscape Supply Inc (b)	12,336	1,700,271
United Rentals Inc	26,712	23,585,093
Watsco Inc	14,337	6,464,267
Wesco International Inc	19,739	4,085,183
WW Grainger Inc	2,665	2,770,374
		74,488,935
TOTAL INDUSTRIALS		1,537,609,465

Information Technology - 9.5%
Communications Equipment - 1.3%
Ciena Corp (b)	58,112	5,395,118
Cisco Systems Inc	1,639,838	111,640,172
F5 Inc (b)	23,724	7,435,576
Lumentum Holdings Inc (b)	26,181	2,882,004
Motorola Solutions Inc	39,733	17,441,992
		144,794,862
Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics Inc (b)	21,267	2,466,972
Avnet Inc	35,352	1,871,535
CDW Corp/DE	50,284	8,768,524
Cognex Corp	69,149	2,819,205
Coherent Corp (b)	63,198	6,800,105
Corning Inc	321,655	20,341,462
Crane NXT Co	20,190	1,198,075
Flex Ltd (b)	157,030	7,831,086
Ingram Micro Holding Corp	8,542	168,448
IPG Photonics Corp (b)	10,317	772,640
Jabil Inc	15,100	3,369,867
Keysight Technologies Inc (b)	70,885	11,618,760
Littelfuse Inc	10,121	2,604,437
Ralliant Corp	46,640	2,132,381
TD SYNNEX Corp	32,411	4,679,824
Teledyne Technologies Inc (b)	19,151	10,552,584
Trimble Inc (b)	98,144	8,233,300
Vontier Corp	60,937	2,527,057
Zebra Technologies Corp Class A (b)	20,940	7,099,079
		105,855,341
IT Services - 1.4%
Akamai Technologies Inc (b)	59,112	4,510,837
Amdocs Ltd	45,477	3,881,917
Cognizant Technology Solutions Corp Class A	203,405	14,596,343
DXC Technology Co (b)	73,944	1,006,377
EPAM Systems Inc (b)	22,559	3,557,780
Globant SA (b)(c)	16,066	1,353,721
IBM Corporation	383,327	97,039,230
Kyndryl Holdings Inc (b)	89,107	3,365,571
MongoDB Inc Class A (b)	29,393	6,992,301
Okta Inc Class A (b)	41,134	4,022,905
Twilio Inc Class A (b)	48,304	6,231,216
VeriSign Inc	34,732	9,338,393
		155,896,591
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices Inc (b)	275,384	48,552,953
Amkor Technology Inc	47,137	1,063,410
Analog Devices Inc	204,403	45,915,046
Applied Materials Inc	239,656	43,152,459
Cirrus Logic Inc (b)	21,823	2,197,794
Entegris Inc	51,689	4,055,519
First Solar Inc (b)	41,818	7,306,859
GlobalFoundries Inc (b)	42,281	1,580,887
Intel Corp	1,800,447	35,648,851
Lattice Semiconductor Corp (b)	8,335	415,332
MACOM Technology Solutions Holdings Inc (b)	19,602	2,688,218
Marvell Technology Inc	331,294	26,626,099
Microchip Technology Inc	217,430	14,696,094
Micron Technology Inc	460,335	50,240,962
MKS Inc	27,675	2,634,107
ON Semiconductor Corp (b)	173,680	9,788,605
Onto Innovation Inc (b)	15,574	1,475,637
Qorvo Inc (b)	38,373	3,207,983
QUALCOMM Inc	349,383	51,275,449
Skyworks Solutions Inc	63,138	4,327,479
Teradyne Inc	66,251	7,117,345
Texas Instruments Inc	221,245	40,058,620
Universal Display Corp	18,098	2,613,351
		406,639,059
Software - 1.9%
Aurora Innovation Inc Class A (b)(c)	405,882	2,358,174
BILL Holdings Inc (b)	37,917	1,624,743
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	213,494	2,064,487
Docusign Inc (b)	20,249	1,531,634
Dolby Laboratories Inc Class A	24,933	1,878,452
Dropbox Inc Class A (b)	61,289	1,665,222
Fair Isaac Corp (b)	1,720	2,471,158
Gen Digital Inc	201,747	5,949,519
Informatica Inc Class A (b)	43,231	1,067,806
MicroStrategy Inc Class A (b)	97,209	39,064,409
nCino Inc (b)(c)	37,768	1,054,671
Nutanix Inc Class A (b)	79,241	5,956,546
Pegasystems Inc	23,946	1,405,870
PTC Inc (b)	43,452	9,333,924
Roper Technologies Inc	44,233	24,345,843
Rubrik Inc Class A (b)	16,090	1,527,746
SailPoint Inc	24,773	553,429
Salesforce Inc	341,578	88,239,846
SentinelOne Inc Class A (b)	33,366	611,932
Synopsys Inc (b)	20,227	12,813,198
Teradata Corp (b)	30,201	632,107
Tyler Technologies Inc (b)	3,022	1,766,540
UiPath Inc Class A (b)	179,528	2,109,454
Unity Software Inc (b)	122,871	4,098,977
Zoom Communications Inc Class A (b)	108,248	8,015,764
		222,141,451
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	113,067	15,002,861
Hewlett Packard Enterprise Co	540,221	11,177,172
HP Inc	388,572	9,636,586
NetApp Inc	50,640	5,273,143
Pure Storage Inc Class A (b)	18,233	1,085,228
Sandisk Corp/DE	55,581	2,385,537
Super Micro Computer Inc (b)(c)	114,565	6,755,898
Western Digital Corp	142,599	11,221,115
		62,537,540
TOTAL INFORMATION TECHNOLOGY		1,097,864,844

Materials - 4.0%
Chemicals - 2.1%
Air Products and Chemicals Inc	91,523	26,347,641
Albemarle Corp (c)	48,408	3,284,483
Ashland Inc	19,229	991,447
Axalta Coating Systems Ltd (b)	89,903	2,546,053
Celanese Corp	45,973	2,401,170
CF Industries Holdings Inc	68,240	6,334,719
Corteva Inc	281,848	20,329,696
Dow Inc	291,499	6,789,012
DuPont de Nemours Inc	172,449	12,399,083
Eastman Chemical Co	47,275	3,432,638
Ecolab Inc	77,609	20,314,932
Element Solutions Inc	92,814	2,190,410
FMC Corp	51,149	1,996,857
Huntsman Corp	67,821	657,864
International Flavors & Fragrances Inc	105,538	7,496,364
Linde PLC	193,473	89,047,883
LyondellBasell Industries NV Class A1	105,522	6,112,889
Mosaic Co/The	129,986	4,680,796
NewMarket Corp	2,436	1,673,532
Olin Corp	47,388	897,529
PPG Industries Inc	93,630	9,877,965
RPM International Inc	52,365	6,148,175
Scotts Miracle-Gro Co/The	17,969	1,125,938
Sherwin-Williams Co/The	8,992	2,975,273
Westlake Corp	13,768	1,091,802
		241,144,151
Construction Materials - 0.5%
CRH PLC	279,415	26,670,162
Eagle Materials Inc	12,755	2,860,819
James Hardie Industries PLC ADR (b)	21,889	567,800
Martin Marietta Materials Inc	24,705	14,202,410
Vulcan Materials Co	54,463	14,959,352
		59,260,543
Containers & Packaging - 0.6%
Amcor PLC	937,491	8,765,541
AptarGroup Inc	26,945	4,234,137
Avery Dennison Corp	32,044	5,376,022
Ball Corp	116,342	6,661,743
Crown Holdings Inc	47,677	4,737,187
Graphic Packaging Holding CO	122,682	2,743,170
International Paper Co	215,925	10,092,335
Packaging Corp of America	36,382	7,049,013
Sealed Air Corp	60,052	1,757,721
Silgan Holdings Inc	36,430	1,695,087
Smurfit WestRock PLC	214,634	9,525,457
Sonoco Products Co	40,598	1,829,752
		64,467,165
Metals & Mining - 0.8%
Alcoa Corp	106,447	3,190,216
Carpenter Technology Corp	16,320	4,070,045
Cleveland-Cliffs Inc (b)(c)	200,577	2,110,069
Freeport-McMoRan Inc	589,265	23,712,024
MP Materials Corp (b)(c)	53,267	3,275,921
Newmont Corp	458,630	28,480,923
Nucor Corp	94,626	13,538,142
Reliance Inc	21,745	6,308,877
Royal Gold Inc	27,062	4,097,728
Steel Dynamics Inc	52,317	6,673,557
		95,457,502
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	25,968	2,347,766
TOTAL MATERIALS		462,677,127

Real Estate - 4.2%
Diversified REITs - 0.0%
WP Carey Inc	89,289	5,728,782
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	70,658	5,400,391
Healthcare Realty Trust Inc	135,262	2,077,624
Healthpeak Properties Inc	285,554	4,837,285
Medical Properties Trust Inc (c)	205,324	845,935
Omega Healthcare Investors Inc	118,299	4,601,831
Ventas Inc	179,751	12,075,672
Welltower Inc	269,934	44,558,006
		74,396,744
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	282,505	4,440,979
Park Hotels & Resorts Inc	80,873	862,106
		5,303,085
Industrial REITs - 0.5%
Americold Realty Trust Inc	117,436	1,888,371
EastGroup Properties Inc	21,475	3,505,579
First Industrial Realty Trust Inc	52,735	2,569,249
Lineage Inc	29,072	1,254,457
Prologis Inc	382,164	40,807,472
Rexford Industrial Realty Inc	97,629	3,566,387
STAG Industrial Inc Class A	76,905	2,640,149
		56,231,664
Office REITs - 0.1%
BXP Inc	65,249	4,269,242
Cousins Properties Inc	68,706	1,861,933
Highwoods Properties Inc	43,704	1,267,852
Kilroy Realty Corp (c)	48,363	1,782,660
Vornado Realty Trust	72,656	2,791,444
		11,973,131
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	109,044	16,982,513
CoStar Group Inc (b)	150,720	14,347,037
Howard Hughes Holdings Inc (b)	12,738	875,482
Jones Lang LaSalle Inc (b)	14,200	3,839,112
Zillow Group Inc Class A (b)	20,841	1,599,547
Zillow Group Inc Class C (b)	66,713	5,307,019
		42,950,710
Residential REITs - 0.6%
American Homes 4 Rent Class A	140,748	4,882,548
AvalonBay Communities Inc	58,590	10,914,145
Camden Property Trust	44,276	4,834,939
Equity LifeStyle Properties Inc	78,088	4,679,032
Equity Residential	156,038	9,861,602
Essex Property Trust Inc	26,255	6,831,026
Invitation Homes Inc	252,074	7,726,068
Mid-America Apartment Communities Inc	47,934	6,827,240
Sun Communities Inc	42,084	5,219,679
UDR Inc	128,651	5,054,698
		66,830,977
Retail REITs - 0.5%
Agree Realty Corp	44,594	3,197,390
Brixmor Property Group Inc	125,411	3,276,989
Federal Realty Investment Trust	35,040	3,229,286
Kimco Realty Corp	275,271	5,844,003
NNN REIT Inc	77,021	3,177,886
Realty Income Corp	367,957	20,653,427
Regency Centers Corp	74,413	5,313,088
Simon Property Group Inc	103,859	17,011,067
		61,703,136
Specialized REITs - 1.5%
Crown Castle Inc	178,746	18,784,417
CubeSmart	93,245	3,628,163
Digital Realty Trust Inc	138,965	24,518,985
EPR Properties	30,776	1,693,911
Equinix Inc	40,263	31,613,300
Extra Space Storage Inc	86,792	11,661,373
Gaming and Leisure Properties Inc	108,715	4,955,230
Iron Mountain Inc	120,870	11,767,903
Millrose Properties Inc Class A	49,346	1,479,886
National Storage Affiliates Trust	28,949	852,837
Public Storage Operating Co	56,506	15,366,242
Rayonier Inc	63,736	1,485,686
SBA Communications Corp Class A	44,239	9,941,388
VICI Properties Inc	435,113	14,184,684
Weyerhaeuser Co	298,579	7,479,404
		159,413,409
TOTAL REAL ESTATE		484,531,638

Utilities - 4.6%
Electric Utilities - 3.0%
Alliant Energy Corp	105,813	6,878,903
American Electric Power Co Inc	220,419	24,938,206
Constellation Energy Corp	129,043	44,886,317
Duke Energy Corp	320,520	38,988,053
Edison International	157,022	8,183,987
Entergy Corp	177,544	16,055,304
Evergy Inc	94,823	6,713,468
Eversource Energy	151,364	10,005,160
Exelon Corp	416,444	18,714,993
FirstEnergy Corp	226,070	9,655,450
IDACORP Inc	22,215	2,784,206
NextEra Energy Inc	849,616	60,373,714
OGE Energy Corp	82,746	3,758,323
PG&E Corp	903,257	12,663,663
Pinnacle West Capital Corp	49,075	4,447,177
PPL Corp	304,931	10,882,987
Southern Co/The	453,978	42,891,841
Xcel Energy Inc	237,787	17,463,077
		340,284,829
Gas Utilities - 0.2%
Atmos Energy Corp	65,198	10,165,672
MDU Resources Group Inc	83,574	1,441,651
National Fuel Gas Co	36,944	3,206,370
UGI Corp	88,577	3,204,716
		18,018,409
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	292,488	3,846,217
Clearway Energy Inc Class A	14,230	437,999
Clearway Energy Inc Class C	33,557	1,094,965
Talen Energy Corp (b)	18,688	7,056,029
		12,435,210
Multi-Utilities - 1.2%
Ameren Corp	111,180	11,243,633
CenterPoint Energy Inc	268,451	10,421,268
CMS Energy Corp	122,556	9,044,633
Consolidated Edison Inc	148,501	15,369,854
Dominion Energy Inc	351,610	20,551,605
DTE Energy Co	85,365	11,815,370
NiSource Inc	193,845	8,228,720
Public Service Enterprise Group Inc	205,732	18,472,676
Sempra	268,936	21,966,692
WEC Energy Group Inc	131,587	14,353,510
		141,467,961
Water Utilities - 0.1%
American Water Works Co Inc	80,241	11,252,998
Essential Utilities Inc	113,538	4,178,198
		15,431,196
TOTAL UTILITIES		527,637,605

TOTAL UNITED STATES		11,363,073,439
TOTAL COMMON STOCKS (Cost $9,492,373,163)		11,497,487,556

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $2,349,489)	4.25	2,355,000	2,349,379

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	27,122,832	27,128,257
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	72,008,177	72,015,378
TOTAL MONEY MARKET FUNDS (Cost $99,143,635)			99,143,635

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $9,593,866,287)	11,598,980,570
NET OTHER ASSETS (LIABILITIES) - (0.5)% (d)	(59,298,327)
NET ASSETS - 100.0%	11,539,682,243

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	62	Sep 2025	19,760,175	347,492	347,492
CME E-Mini S&P MidCap 400 Index Contracts (United States)	71	Sep 2025	22,472,210	120,491	120,491

TOTAL FUTURES CONTRACTS					467,983
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $190,000 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,349,379.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,418,322	246,027,143	243,317,208	263,763	-	-	27,128,257	27,122,832	0.0%
Fidelity Securities Lending Cash Central Fund	80,412,913	182,236,831	190,634,366	61,975	-	-	72,015,378	72,008,177	0.3%
Total	104,831,235	428,263,974	433,951,574	325,738	-	-	99,143,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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